Restatement of Previously Issued Consolidated Financial Statements - Condensed Consolidated Statement of Operations and Comprehensive loss (Details) - USD ($) $ / shares in Units, $ in Thousands	2 Months Ended	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Jul. 21, 2023	Dec. 31, 2022
Restatement of Previously Issued Financial Statements
Acquired in-process research and development	$ 348,000			$ 348,000
Total operating costs and expenses	283,714	$ 74,150	$ 13,046	318,442	$ 29,644	$ 48,429
Income (loss) from operations	(283,714)	(74,150)	(13,046)	(318,442)	(29,644)	(48,429)
Income (loss) before taxes	(297,711)	(118,018)	(17,639)	(323,954)	(60,678)	(52,556)
Net income (loss) and comprehensive income (loss)	$ (297,711)	$ (118,018)	$ (17,639)	$ (323,954)	$ (60,678)	$ (52,556)
Basic net loss per share (in dollars per share)	$ (8.01)	$ (3.17)	$ (0.13)	$ (8.72)	$ (0.44)	$ (0.38)
Diluted net loss per share (in dollars per share)	$ (8.01)	$ (3.17)	$ (0.13)	$ (8.72)	$ (0.44)	$ (0.38)
As Reported
Restatement of Previously Issued Financial Statements
Total operating costs and expenses	$ (64,286)			$ (29,558)
Income (loss) from operations	64,286			29,558
Income (loss) before taxes	50,289			24,046
Net income (loss) and comprehensive income (loss)	$ 50,289			$ 24,046
Basic net loss per share (in dollars per share)	$ 1.35			$ 0.65
Diluted net loss per share (in dollars per share)	$ 1.35			$ 0.65
Adjustment
Restatement of Previously Issued Financial Statements
Acquired in-process research and development	$ 348,000			$ 348,000
Total operating costs and expenses	348,000			348,000
Income (loss) from operations	(348,000)			(348,000)
Income (loss) before taxes	(348,000)			(348,000)
Net income (loss) and comprehensive income (loss)	$ (348,000)			$ (348,000)
Basic net loss per share (in dollars per share)	$ (9.36)			$ (9.37)
Diluted net loss per share (in dollars per share)	$ (9.36)			$ (9.37)
Restatement adjustment | Error correction of write off of acquired in process research and development
Restatement of Previously Issued Financial Statements
Net income (loss) and comprehensive income (loss)	$ 348,000			$ 348,000